Summary of Significant Accounting Policies (Details) - Schedule of Reconciled Class A Ordinary Share of Reflected in Balance Sheet - Common Classa Subject To Redemption [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Reconciled Class A Ordinary Share of Reflected in Balance Sheet [Line Items]
Gross Proceeds from IPO			$ 230,000,000
Proceeds allocated to Public Warrants			(7,475,000)
Issuance costs related to Class A ordinary shares			(16,099,160)
Accretion of carrying value to redemption value	$ 1,549,190	$ 3,383,887	28,178,166
Ending Balance	33,058,050	$ 237,987,893	$ 234,604,006
Redemptions	$ (206,479,033)